Defined Contribution Plan - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Plan expense attributable to continuing operations amounted	$ 16	$ 12	$ 37